Marketable Securities and Short-term Investments (Schedule of Available-for-Sale Securities Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities and Short-term Investments [Abstract]
Within One year	$ 1,769
1 to 2 years	7,406
2 to 3 years	201
Market Value	$ 9,376	$ 12,672